Investments (Schedule of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Equity investments accounted for using the equity method	$ 374,999	$ 336,704
Equity investments with readily determinable fair values	23,315	3,838
Equity investments without readily determinable fair values	129,358	149,343
Available-for-sale debt investments	24,130	40,800
Total	$ 551,802	$ 530,685